Leases (Details) - Schedule of summary of maturity of operating lease liabilities under the non-cancelable operating leases - Mar. 31, 2023	CNY (¥)	USD ($)
Schedule of Summary of Maturity of Operating Lease Liabilities under the YS Group’s Non-Cancelable Operating Leases [Abstract]
2024	¥ 5,178,993	$ 753,670
2025	5,040,835	733,564
2026	1,526,270	222,110
Total lease payments	11,746,098	1,709,344
Less: Interest	(643,661)	(93,669)
Present value of operating lease liabilities	¥ 11,102,437	$ 1,615,675